Consolidated Statement of Financial Position - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Inventories	₽ 37,990	₽ 35,227
Income tax receivables	107	686
Trade and other receivables	18,762	19,054
Other current assets	7,589	6,942
Other current financial assets	562	167
Cash and cash equivalents	2,452	1,689
Total current assets	67,462	63,765
Non-current assets
Property, plant and equipment	197,875	204,353
Mineral licenses	33,240	36,099
Goodwill and other intangible assets	19,211	18,355
Investments in associates	283	265
Deferred tax assets	96	1,502
Other non-current assets	758	891
Non-current financial assets	202	235
Total non-current assets	251,665	261,700
Total assets	319,127	325,465
Current liabilities
Interest-bearing loans and borrowings, including interest payable, fines and penalties on overdue amounts of RUB 41,992 million and RUB 38,594 million as of December 31, 2017 and 2016, respectively	422,533	434,165
Trade and other payables	33,469	40,985
Finance lease liabilities	7,476	10,175
Income tax payable	4,578	2,552
Taxes and similar charges payable other than income tax	6,696	9,195
Advances received	4,385	3,815
Other current financial liabilities	734
Other current liabilities	69	19
Pension obligations	849	944
Provisions	3,359	3,496
Total current liabilities	484,148	505,346
Non-current liabilities
Interest-bearing loans and borrowings	17,360	11,644
Finance lease liabilities	1,878	421
Income tax payable	0	540
Other non-current financial liabilities	40,916	36,740
Other non-current liabilities	138	159
Pension obligations	3,512	3,501
Provisions	3,814	3,420
Deferred tax liabilities	11,494	16,282
Total non-current liabilities	79,112	72,707
Total liabilities	563,260	578,053
Equity
Additional paid-in capital	24,378	28,326
Accumulated other comprehensive income	1,303	848
Accumulated deficit	(283,743)	(294,444)
Equity attributable to equity shareholders of Mechel PAO	(253,066)	(260,274)
Non-controlling interests	8,933	7,686
Total equity	(244,133)	(252,588)
Total equity and liabilities	319,127	325,465
Common shares [member]
Equity
Equity shares	4,163	4,163
Preferred shares [member]
Equity
Equity shares	₽ 833	₽ 833